INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

5 — INTANGIBLE ASSETS

Intangible assets, net consisted of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Other intangible assets	250,908	48,601	25,541
Less: Accumulated amortization	(91,331)	(15,278)	(5,670)
Total intangible assets, net	159,577	33,323	19,871

5 — INTANGIBLE ASSETS (Continued)

The following table summarizes the amortization expenses recorded in the consolidated statement of operations, for the year ended on December 31,2022, 2021 and 2020.

	December 31,	December 31,	December 31,
	2022	2021	2020
General and administrative expenses	78,616	22,179	7,327
Total	78,616	22,179	7,327